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Scudder Variable Series I


o    Bond Portfolio


Supplement to the currently effective prospectuses

Effective October 17, 2003, the following information replaces the disclosure for SVS I Bond Portfolio in "The portfolio managers" section of the prospectus:

The following people handle the day-to-day management of the portfolio:


  Gary W. Bartlett                          Daniel R. Taylor                        Brett Diment
  CFA, Managing Director of Deutsche        CFA, Managing Director of Deutsche      Managing Director of Deutsche Asset
  Asset Management and Lead Manager of      Asset Management and Portfolio          Management and Consultant to the
  the portfolio.                            Manager of the portfolio.               portfolio.
   o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
     1992 and the portfolio in 2002.           in 1998 and the portfolio in 2002.      in 1991 and the portfolio in 2002.
   o Began investment career in 1982.        o Prior to that, fixed income           o Over 13 years of investment
   o MBA, Drexel University.                   portfolio manager, asset-backed         industry experience.
                                               securities analyst and senior         o Head of Emerging Debt: London.
  J. Christopher Gagnier                       credit analyst, CoreStates            o Began investment career in 1991.
  Managing Director of Deutsche Asset          Investment Advisors, from 1992 to
  Management and Portfolio Manager of          1998.                                Timothy C. Vile
  the portfolio.                                                                    CFA, Managing Director of Deutsche
   o Joined Deutsche Asset Management in    Thomas Flaherty                         Asset Management and Portfolio
     1997 and the portfolio in 2002.        Managing Director of Deutsche Asset     Manager to the portfolio.
   o Prior to that, portfolio manager,      Management and Portfolio Manager         o Joined Deutsche Asset Management
     Paine Webber (1984-1997).              of the portfolio.                          in 1991 with 6 years that
   o Began investment career in 1979.        o Joined Deutsche Asset Management        included portfolio manager for
   o MBA, University of Chicago.               in 1995 and the portfolio in 2002.      fixed income portfolios at
                                             o Began investment career in 1984.        Equitable Capital Management.
  Warren S. Davis                                                                    o Portfolio manager for Core Fixed
  Managing Director of Deutsche Asset       Andrew P. Cestone                          Income and Global Aggregate Fixed
  Management and Portfolio Manager of       Managing Director of Deutsche Asset        Income.
  the portfolio.                            Management and Portfolio Manager of      o Joined the portfolio in 2002.
   o Joined Deutsche Asset Management in    the portfolio.
     1995 and the portfolio in 2002.         o Joined Deutsche Asset Management
   o Began investment career in 1985.          in 1998 and the portfolio in 2002.
   o MBA, Drexel University.                 o Prior to that, Investment
                                               Analyst, Phoenix Investment
                                               Partners, from 1997 to 1998.
                                             o Prior to that, Credit Officer,
                                               asset based lending group, Fleet
                                               Bank, from 1995 to 1997.















               Please Retain This Supplement for Future Reference

October 17, 2003
SVS1-3651